Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Composition of Time Deposits

The composition of deposits at December 31, 2014 and 2013 is as follows:

	2014		2013
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)

Demand noninterest-bearing	$80,069	18%	$74,493	16%
Interest checking and money market	243,116	53%	228,933	51%
Savings	39,091	9%	41,512	9%
Time deposits $250,000 and over	9,865	2%	11,083	2%
Other time deposits	84,294	18%	97,687	22%

Total	$456,435	100%	$453,708	100%

Maturities of Fixed-Rate Time Deposits

The maturities of fixed-rate time deposits at December 31, 2014 are reflected in the table below:

Year ending December 31,	Time Deposits $250,000 and Over	Other Time Deposits
	(dollars in thousands)
2015	$4,452	$49,311
2016	3,537	26,405
2017	1,876	6,605
2018	—	956
2019	—	875
Thereafter	—	142

Total	$9,865	$84,294